UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-JAN-05

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          122

Form 13F Information Table Value Total:      $138,136

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2085 25401.000SH       SOLE                  850.000         24551.000
                                                               121 1475.000 SH       DEFINED 0001091923                     1475.000
AFLAC Inc.                     COM              001055102     4126 103566.000SH      SOLE                 2730.000        101066.000
                                                               190 4775.000 SH       DEFINED 0001091923                     4775.000
Abbott Laboratories            COM              002824100      257 5500.000 SH       SOLE                                   5500.000
                                                                47 1000.000 SH       DEFINED 0001091923                     1000.000
Alberto Culver Co CL A         COM              013068101     2122 43695.000SH       SOLE                 1325.000         42370.000
                                                                85 1750.000 SH       DEFINED 0001091923                     1750.000
Amerada Hess Corp.             COM              023551104      817 9913.000 SH       SOLE                  940.000          9073.000
                                                                50  605.000 SH       DEFINED 0001091923                      605.000
American Express Co.           COM              025816109     3587 63631.223SH       SOLE                 2085.000         61746.223
                                                               104 1845.000 SH       DEFINED 0001091923                     1845.000
American Intl Grp.             COM              026874107     2940 44762.027SH       SOLE                 1650.000         43212.027
                                                               135 2055.000 SH       DEFINED 0001091923                     2055.000
Amgen                          COM              031162100      343 5350.000 SH       SOLE                                   5350.000
                                                                64 1000.000 SH       DEFINED 0001091923                     1000.000
Anheuser-Busch Co.             COM              035229103     2292 45176.000SH       SOLE                 1995.000         43341.000
                                                                70 1370.000 SH       DEFINED 0001091923                     1370.000
Auto Data Processing           COM              053015103     1774 40005.165SH       SOLE                  800.000         39205.165
                                                                74 1675.000 SH       DEFINED 0001091923                     1675.000
Bank of America Corp.          COM              060505104     4502 95816.000SH       SOLE                 2900.000         93116.000
                                                              1485 31610.000SH       DEFINED 0001091923                    31610.000
Bear Stearns Cos. Inc.         COM              073902108     2974 29070.000SH       SOLE                 1250.000         27895.000
                                                                59  575.000 SH       DEFINED 0001091923                      575.000
ChevronTexaco Corp.            COM              166764100     1130 21513.000SH       SOLE                  675.000         20838.000
                                                                32  600.000 SH       DEFINED 0001091923                      600.000
Cintas Corp.                   COM              172908105      464 10575.000SH       SOLE                                  10575.000
Cisco Systems, Inc.            COM              17275R102      641 33158.000SH       SOLE                 1200.000         31958.000
                                                                 6  300.000 SH       DEFINED 0001091923                      300.000
Citigroup, Inc.                COM              172967101     2035 42243.430SH       SOLE                 3960.000         38283.430
                                                                64 1325.000 SH       DEFINED 0001091923                     1325.000
Colgate Palmolive              COM              194162103      389 7600.000 SH       SOLE                                   7600.000
Danaher Corp.                  COM              235851102     4586 79885.000SH       SOLE                 2600.000         77435.000
                                                               120 2095.000 SH       DEFINED 0001091923                     2095.000
Dell Inc.                      COM              24702r101     1819 43160.000SH       SOLE                 1700.000         41460.000
                                                                36  850.000 SH       DEFINED 0001091923                      850.000
Disney (Walt) Holding Co.      COM              254687106     1949 70125.000SH       SOLE                 1450.000         68925.000
                                                               154 5530.000 SH       DEFINED 0001091923                     5530.000
Ecolab Inc.                    COM              278865100     2512 71502.000SH       SOLE                 3175.000         68327.000
                                                                51 1438.000 SH       DEFINED 0001091923                     1438.000
Electronic Arts, Inc.          COM              285512109     1441 23355.000SH       SOLE                  550.000         22905.000
                                                                63 1025.000 SH       DEFINED 0001091923                     1025.000
Emerson Electric Company       COM              291011104      315 4500.000 SH       SOLE                                   4500.000
Exxon Mobil Corp.              COM              30231G102     3707 72323.773SH       SOLE                  925.000         71398.773
                                                               637 12430.000SH       DEFINED 0001091923                    12430.000
First Data                     COM              319963104     2286 53730.000SH       SOLE                 1200.000         52655.000
                                                               110 2575.000 SH       DEFINED 0001091923                     2575.000
General Electric Co.           COM              369604103     5632 154289.638SH      SOLE                 3325.000        151164.638
                                                               539 14775.000SH       DEFINED 0001091923                    14775.000
Gillette Co. Com.              COM              375766102     2132 47610.000SH       SOLE                 1200.000         46660.000
                                                               237 5300.000 SH       DEFINED 0001091923                     5300.000
GlaxoSmithKline ADR            ADR              37733W105      655 13828.000SH       SOLE                                  13828.000
                                                               146 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102     3026 70792.881SH       SOLE                 1925.000         68867.881
                                                               123 2870.000 SH       DEFINED 0001091923                     2870.000
Honeywell International Inc.   COM              438516106      253 7155.000 SH       SOLE                                   7155.000
IBM Corp.                      COM              459200101      710 7205.000 SH       SOLE                  375.000          6830.000
                                                               323 3275.000 SH       DEFINED 0001091923                     3275.000
Intel Corp                     COM              458140100     2465 105404.237SH      SOLE                 4580.000        101099.237
                                                               136 5795.000 SH       DEFINED 0001091923                     5795.000
Ishares MSCI EAFE Index Fund   COM              464287465      311 1940.000 SH       SOLE                                   1940.000
Ishares MSCI Emerging Mkts Ind COM              464287234      289 1434.000 SH       SOLE                                   1434.000
Ishares S&P Small Cap 600      COM              464287804      259 1593.000 SH       SOLE                                   1593.000
Jefferson Pilot Corp.          COM              475070108     2614 50302.395SH       SOLE                 2240.000         48227.395
                                                                29  550.000 SH       DEFINED 0001091923                      550.000
Johnson & Johnson              COM              478160104     2342 36925.000SH       SOLE                 1100.000         35825.000
                                                                71 1120.000 SH       DEFINED 0001091923                     1120.000
Johnson Controls Inc.          COM              478366107     1797 28325.000SH       SOLE                 1425.000         26900.000
                                                                54  850.000 SH       DEFINED 0001091923                      850.000
L 3 Communications Holdings, I COM              502424104     1724 23540.000SH       SOLE                  625.000         22915.000
                                                                49  675.000 SH       DEFINED 0001091923                      675.000
Marriott Intl Inc New CL A     COM              571903202      334 5300.000 SH       SOLE                                   5300.000
McGraw-Hill Inc.               COM              580645109     4644 50733.000SH       SOLE                 1475.000         49383.000
                                                               167 1820.000 SH       DEFINED 0001091923                     1820.000
Microsoft Corp.                COM              594918104     3865 144656.109SH      SOLE                 4550.000        140406.109
                                                               132 4950.000 SH       DEFINED 0001091923                     4950.000
Nextel Communications          COM              65332V103     1076 35850.000SH       SOLE                 1150.000         34950.000
                                                                41 1350.000 SH       DEFINED 0001091923                     1350.000
PepsiCo Inc.                   COM              713448108     2452 46973.000SH       SOLE                 1776.000         45317.000
                                                               531 10175.000SH       DEFINED 0001091923                    10175.000
Pfizer Inc.                    COM              717081103     2753 102372.766SH      SOLE                 2675.000         99947.766
                                                               286 10625.000SH       DEFINED 0001091923                    10625.000
Pitney-Bowes Inc.              COM              724479100      488 10550.000SH       SOLE                                  10550.000
Procter & Gamble Co.           COM              742718109     1165 21145.000SH       SOLE                                  21145.000
                                                                50  910.000 SH       DEFINED 0001091923                      910.000
Quest Diagnostics              COM              74834l100     3120 32650.000SH       SOLE                  550.000         32175.000
                                                               103 1075.000 SH       DEFINED 0001091923                     1075.000
Regions Financial Corp.        COM              7591ep100       16  450.000 SH       SOLE                                    450.000
                                                               201 5647.000 SH       DEFINED 0001091923                     5647.000
SBC Communications             COM              78387g103      798 30981.616SH       SOLE                 3266.616         27850.000
                                                                46 1800.000 SH       DEFINED 0001091923                     1800.000
Schlumberger Ltd.              COM              806857108     3515 52495.790SH       SOLE                 1655.000         50940.790
                                                               138 2065.000 SH       DEFINED 0001091923                     2065.000
Sigma Aldrich Corp.            COM              826552101      782 12940.000SH       SOLE                  500.000         12515.000
                                                                12  200.000 SH       DEFINED 0001091923                      200.000
Sony Corp. ADR American SHS Ne ADR              835699307      886 22740.000SH       SOLE                 1150.000         21590.000
                                                                70 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     4025 120089.677SH      SOLE                 3300.000        117064.677
                                                               418 12465.000SH       DEFINED 0001091923                    12465.000
Standard & Poor's 500 Dep. Rec COM              78462f103      329 2720.370 SH       SOLE                                   2720.370
                                                                24  200.000 SH       DEFINED 0001091923                      200.000
Stryker Corp.                  COM              863667101     6335 131300.000SH      SOLE                 3020.000        128580.000
                                                               200 4150.000 SH       DEFINED 0001091923                     4150.000
Tidewater, Inc.                COM              886423102      211 5936.000 SH       SOLE                  115.000          5936.000
Transocean Sedco Forex, Inc.   COM              G90078109      544 12831.000SH       SOLE                  775.000         12156.000
US BANCORP DEL COM NEW         COM              902973304      313 10000.000SH       DEFINED 0001091923                    10000.000
United Healthcare Corp.        COM              91324p102     2506 28470.000SH       SOLE                 1050.000         27420.000
                                                                46  525.000 SH       DEFINED 0001091923                      525.000
United Technologies Corp.      COM              913017109     3268 31625.000SH       SOLE                  950.000         30725.000
                                                               193 1865.000 SH       DEFINED 0001091923                     1865.000
Unizan Financial Corp.         COM              91528W101      237 9000.000 SH       SOLE                                   9000.000
Verizon Communications         COM              92343V104      427 10535.000SH       SOLE                  480.000         10055.000
                                                                 4  100.000 SH       DEFINED 0001091923                      100.000
Wachovia Corp New              COM              929903102      390 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     4711 89199.000SH       SOLE                 2100.000         87224.000
                                                               235 4450.000 SH       DEFINED 0001091923                     4450.000
Walgreen Company               COM              931422109     2092 54523.000SH       SOLE                 2260.000         52493.000
                                                               143 3730.000 SH       DEFINED 0001091923                     3730.000
Washington Mutual, Inc.        COM              939322103      534 12621.000SH       SOLE                  900.000         11721.000
                                                                56 1325.000 SH       DEFINED 0001091923                     1325.000
Weyerhaeuser Co.               COM              962166104     2384 35465.000SH       SOLE                 1240.000         34350.000
                                                                76 1125.000 SH       DEFINED 0001091923                     1125.000